Significant acquisition of businesses (Details 4) $ in Millions	Dec. 31, 2025 USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment recognised as of acquisition date through acquisitions applying the optional concentration test	$ 4
Right of use assets as of acquisition date through acquisitions applying the optional concentration test	8
In-process research and development assets recognised as of acquisition date through acquisitions applying the optional concentration test	3,157
Deferred tax assets recognised as of acquisition date through acquisitions applying the optional concentration test	180
Non-current financial and other assets through acquisitions applying the optional concentration test	21
Other current assets recognised as of acquisition date through acquisitions applying the optional concentration test	46
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test	320
Current and non-current lease liabilities through acquisitions applying the optional concentration test	(8)
Trade payables and other liabilities through acquisitions applying the optional concentration test	(151)
Identifiable net assets acquired through acquisitions applying the optional concentration test	$ 3,577